RECONCILIATION TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Net Assets Available for Benefits
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$100,255,551	$82,731,654
Excess contributions payable	—	1,655
Miscellaneous	—	(3)
Net assets per Form 5500	$100,255,551	$82,733,306
The following is a reconciliation of net increase in net assets available for benefits per the financial statements for the year ended December 31, 2025 to Form 5500:

2025
Net increase per the financial statements	$17,523,897
Change in excess contributions payable	(1,655)
Change in miscellaneous	3
Net income per Form 5500	$17,522,245